Assets Held for Sale and Liabilities Associated to Assets Held for Sale (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Discontinued Operations [Line Items]
Dividends receivable	R$ 2,012,146	R$ 2,008,556
Operations in Africa
Discontinued Operations [Line Items]
Held-for-sale assets	4,675,216	5,403,903
Cash, cash equivalents and short-term investments	156,128	241,982
Accounts receivable	123,109	143,152
Dividends receivable	2,012,146	2,008,556
Available-for-sale financial asset	1,965,972	2,047,379
Other assets	123,865	120,277
Deferred Income Tax	54,540	460
Investments	42,217	33,859
Property, plant and equipment	149,176	383,359
Intangible assets	48,063	157,163
Goodwill		267,716
Liabilities directly associated to assets held for sale	354,127	544,865
Borrowings and financing	260	550
Trade payables	34,407	80,477
Provisions for pension plans	366	465
Other liabilities	319,094	463,373
Non-controlling interests	293,456	790,996
Total assets held for sale and liabilities associated to assets held for sale	R$ 4,027,633	R$ 4,068,042